Property, plant and equipment - Summary of property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	$ 129,471
Ending balance, property, plant and equipment	135,261	$ 129,471
Assets held under finance leases at net book amount included above	522	496
Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	300,138	288,883
Exchange adjustments	(1,735)	2,448
Additions	13,136	15,776
Acquisitions	11,097	270
Remeasurements	17
Transfers from intangible assets	901	451
Deletions	(17,206)	(7,690)
Ending balance, property, plant and equipment	306,348	300,138
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(170,667)	(159,126)
Exchange adjustments	867	(1,259)
Charge for the year	15,131	15,249
Impairment losses	521	1,193
Impairment reversals	(582)	(207)
Deletions	13,783	5,953
Ending balance, property, plant and equipment	(171,087)	(170,667)
Land and land improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	2,791
Ending balance, property, plant and equipment	2,936	2,791
Assets held under finance leases at net book amount included above	0	0
Land and land improvements | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	3,474	3,066
Exchange adjustments	(168)	264
Additions	233	264
Acquisitions	163	0
Remeasurements	0
Transfers from intangible assets	0	0
Deletions	(140)	(120)
Ending balance, property, plant and equipment	3,562	3,474
Land and land improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(683)	(584)
Exchange adjustments	25	(33)
Charge for the year	92	90
Impairment losses	2	3
Impairment reversals	0	0
Deletions	126	27
Ending balance, property, plant and equipment	(626)	(683)
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	755
Ending balance, property, plant and equipment	807	755
Assets held under finance leases at net book amount included above	2	2
Buildings | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	1,573	2,235
Exchange adjustments	(58)	42
Additions	40	94
Acquisitions	4	0
Remeasurements	0
Transfers from intangible assets	0	0
Deletions	(45)	(798)
Ending balance, property, plant and equipment	1,514	1,573
Buildings | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(818)	(1,062)
Exchange adjustments	24	(27)
Charge for the year	52	94
Impairment losses	0	35
Impairment reversals	0	0
Deletions	139	400
Ending balance, property, plant and equipment	(707)	(818)
Oil and gas properties
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	92,728
Ending balance, property, plant and equipment	99,010	92,728
Assets held under finance leases at net book amount included above	12	16
Oil and gas properties | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	226,054	215,564
Exchange adjustments	0	0
Additions	9,712	12,366
Acquisitions	10,882	0
Remeasurements	17
Transfers from intangible assets	901	451
Deletions	(14,699)	(2,327)
Ending balance, property, plant and equipment	232,867	226,054
Oil and gas properties | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(133,326)	(122,428)
Exchange adjustments	0	0
Charge for the year	12,342	12,385
Impairment losses	86	624
Impairment reversals	(564)	(135)
Deletions	11,333	1,976
Ending balance, property, plant and equipment	(133,857)	(133,326)
Plant machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	25,666
Ending balance, property, plant and equipment	25,417	25,666
Assets held under finance leases at net book amount included above	207	238
Plant machinery and equipment | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	46,662	43,725
Exchange adjustments	(892)	1,251
Additions	2,323	1,890
Acquisitions	9	41
Remeasurements	0
Transfers from intangible assets	0	0
Deletions	(1,810)	(245)
Ending balance, property, plant and equipment	46,292	46,662
Plant machinery and equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(20,996)	(18,686)
Exchange adjustments	460	(647)
Charge for the year	1,820	1,764
Impairment losses	253	35
Impairment reversals	(1)	0
Deletions	1,733	136
Ending balance, property, plant and equipment	(20,875)	(20,996)
Fixtures, fittings and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	717
Ending balance, property, plant and equipment	706	717
Assets held under finance leases at net book amount included above	0	0
Fixtures, fittings and office equipment | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	2,853	2,670
Exchange adjustments	(73)	91
Additions	204	240
Acquisitions	1	0
Remeasurements	0
Transfers from intangible assets	0	0
Deletions	(238)	(148)
Ending balance, property, plant and equipment	2,747	2,853
Fixtures, fittings and office equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(2,136)	(2,022)
Exchange adjustments	52	(67)
Charge for the year	189	185
Impairment losses	0	0
Impairment reversals	0	0
Deletions	232	138
Ending balance, property, plant and equipment	(2,041)	(2,136)
Transportation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	3,251
Ending balance, property, plant and equipment	2,659	3,251
Assets held under finance leases at net book amount included above	295	233
Transportation | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	10,774	14,000
Exchange adjustments	(43)	28
Additions	(112)	347
Acquisitions	2	228
Remeasurements	0
Transfers from intangible assets	0	0
Deletions	(128)	(3,829)
Ending balance, property, plant and equipment	10,493	10,774
Transportation | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(7,523)	(9,823)
Exchange adjustments	27	(19)
Charge for the year	252	381
Impairment losses	178	479
Impairment reversals	(17)	(72)
Deletions	75	3,107
Ending balance, property, plant and equipment	(7,834)	(7,523)
Oil depots, storage tanks and service stations
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	3,563
Ending balance, property, plant and equipment	3,726	3,563
Assets held under finance leases at net book amount included above	6	7
Oil depots, storage tanks and service stations | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	8,748	7,623
Exchange adjustments	(501)	772
Additions	736	575
Acquisitions	36	1
Remeasurements	0
Transfers from intangible assets	0	0
Deletions	(146)	(223)
Ending balance, property, plant and equipment	8,873	8,748
Oil depots, storage tanks and service stations | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(5,185)	(4,521)
Exchange adjustments	279	(466)
Charge for the year	384	350
Impairment losses	2	17
Impairment reversals	0	0
Deletions	145	169
Ending balance, property, plant and equipment	(5,147)	(5,185)
Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	23,789
Ending balance, property, plant and equipment	$ 22,522	$ 23,789